UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manhasset Capital Management, LLC*

Address:  150 East 58th Street
          20th Floor
          New York, New York 10155

13F File Number: 028-12903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher A. Thorsheim
Title:    Chief Operating Officer
Phone:    (646) 825-4603

Signature, Place and Date of Signing:


/s/ Christopher A. Thorsheim      New York, New York        August 11, 2008
-----------------------------     ------------------    ----------------------
       [Signature]                   [City, State]               [Date]

*As of June 30, 2008, the accounts managed by Manhasset Capital Management, LLC have been liquidated and do not have any 13F securities to report. As a result, no further Form 13Fs will be filed on behalf of Manhasset Capital Management, LLC.

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   $0
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-12907                Fairfield Manhasset Offshore Fund Ltd.

SK 23171 0004 905028